UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Perceptive Advisors LLC
Address:    499 Park Ave, 25th Floor
            New York, NY 10022

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Joseph Edelman
Title:      Managing Member
Phone:      (646) 205-5342

Signature, Place, and Date of Signing:

/s/ Joseph Edelman            New York, NY            February 16, 2010
------------------            ------------            -----------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   97
                                          -----------
Form 13F Information Table Value Total:   $437,816
                                          -----------
                                          (thousands)

List of Other Included Managers:

{None}

                                                                      SHRS OR
                              TITLE OF                      VALUE     PRN        SH/  PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP       (X1000)   AMOUNT     PRN  CALL  DISCRETION MANAGERS SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC      COM               00163U106   3,803     100,000    SH   C     SOLE                100,000
AMAG PHARMACEUTICALS INC      COM               00163U106   3,803     100,000    SH   P     SOLE                100,000
ATS MED INC                   NOTE 6.000%10/1   002083AB9   1,238     1,250,000  PRN        SOLE                1,250,000
AVI BIOPHARMA INC             COM               002346104   4,148     2,841,019  SH         SOLE                2,841,019
ACHILLION PHARMACEUTICALS IN  COM               00448Q201   156       50,000     SH         SOLE                50,000
ALEXION PHARMACEUTICALS INC   COM               015351109   23,607    483,546    SH         SOLE                483,546
ALKERMES INC                  COM               01642T108   1,882     200,000    SH   C     SOLE                200,000
ALKERMES INC                  COM               01642T108   2,823     300,000    SH   P     SOLE                300,000
ALLSCRIPT MISYS HEALTCAR SOL  COM               01988P108   1,416     70,000     SH         SOLE                70,000
AMEDISYS INC                  COM               023436108   9,720     200,000    SH   C     SOLE                200,000
AMYLIN PHARMACEUTICALS INC    COM               032346108   7,095     500,000    SH   C     SOLE                500,000
AMYLIN PHARMACEUTICALS INC    COM               032346108   9,933     700,000    SH   P     SOLE                700,000
ARIAD PHARMACEUTICALS INC     COM               04033A100   868       380,800    SH         SOLE                380,800
ATHENAHEALTH INC              COM               04685W103   4,072     90,000     SH         SOLE                90,000
AUXILIUM PHARMACEUTICALS INC  COM               05334D107   2,998     100,000    SH   C     SOLE                100,000
BIOMIMETIC THERAPEUTICS INC   COM               09064X101   4,891     410,000    SH         SOLE                410,000
BOSTON SCIENTIFIC CORP        COM               101137107   2,250     250,000    SH         SOLE                250,000
BRISTOL MYERS SQUIBB CO       COM               110122108   505       20,000     SH         SOLE                20,000
CIGNA CORP                    COM               125509109   7,230     205,000    SH         SOLE                205,000
CAPITAL SR LIVING CORP        COM               140475104   602       120,000    SH         SOLE                120,000
CELL THERAPEUTICS INC         COM NO PAR        150934503   570       500,000    SH   C     SOLE                500,000
CELL THERAPEUTICS INC         COM NO PAR        150934503   228       200,000    SH   P     SOLE                200,000
CELL THERAPEUTICS INC         COM NO PAR        150934503   684       600,000    SH         SOLE                600,000
CELGENE CORP                  COM               151020104   8,352     150,000    SH   P     SOLE                150,000
CELGENE CORP                  COM               151020104   5,568     100,000    SH   C     SOLE                100,000
CELGENE CORP                  COM               151020104   5,568     100,000    SH         SOLE                100,000
CELSION CORPORATION           COM NEW           15117N305   1,079     330,085    SH         SOLE                330,085
CEPHALON INC                  COM               156708109   6,242     100,000    SH   C     SOLE                100,000
CERNER CORP                   COM               156782104   8,244     100,000    SH   C     SOLE                100,000
CHELSEA THERAPEUTICS INTL LT  COM               163428105   540       200,000    SH   P     SOLE                200,000
CHINA NUOKANG BIO-PHARM INC   SPONSORED ADS     16949B113   769       98,000     SH         SOLE                98,000
CLINICAL DATA INC NEW         COM               18725U109   4,673     255,917    SH         SOLE                255,917
COMBIMATRIX CORPORATION       *W EXP 99/99/999  20009T113   0         50,000     SH         SOLE                50,000
CONCEPTUS INC                 COM               206016107   7,692     410,000    SH         SOLE                410,000
CRUCELL N V                   SPONSORED ADR     228769105   2,422     120,000    SH         SOLE                120,000
CYPRESS BIOSCIENCES INC       COM PAR $.02      232674507   6,347     1,100,000  SH   P     SOLE                1,100,000
CYPRESS BIOSCIENCES INC       COM PAR $.02      232674507   577       100,000    SH   C     SOLE                100,000
DENDREON CORP                 COM               24823Q107   8,684     330,455    SH         SOLE                330,455
EMDEON INC                    CL A              29084T104   1,144     75,000     SH         SOLE                75,000
EMERGENT BIOSOLUTIONS INC     COM               29089Q105   680       50,000     SH         SOLE                50,000
ENZON PHARMACEUTICALS INC     COM               293904108   1,053     100,000    SH         SOLE                100,000
EXELIXIS INC                  COM               30161Q104   166       22,518     SH         SOLE                22,518
EXPRESS SCRIPTS INC           COM               302182100   16,420    190,000    SH         SOLE                190,000
GENZYME CORP                  COM               372917104   8,822     180,000    SH         SOLE                180,000
GILEAD SCIENCES INC           COM               375558103   12,981    300,000    SH   P     SOLE                300,000
GILEAD SCIENCES INC           COM               375558103   15,218    351,709    SH         SOLE                351,709
GTX INC DEL                   COM               40052B108   2,192     521,800    SH   C     SOLE                521,800
GTX INC DEL                   COM               40052B108   2,205     525,000    SH   P     SOLE                525,000
HMS HLDGS CORP                COM               40425J101   5,637     115,771    SH         SOLE                115,771
HUMAN GENOME SCIENCES INC     COM               444903108   20,030    655,000    SH         SOLE                655,000
INCYTE CORP                   COM               45337C102   1,822     200,000    SH         SOLE                200,000
INHIBITEX INC                 COM               45719T103   457       496,618    SH         SOLE                496,618
INTERMUNE INC                 COM               45884X103   12,471    956,396    SH         SOLE                956,396
MANNKIND CORP                 COM               56400P201   876       100,000    SH   P     SOLE                100,000
MANNKIND CORP                 COM               56400P201   876       100,000    SH   C     SOLE                100,000
MEDICIS PHARMACEUTICAL CORP   CL A NEW          584690309   3,517     130,000    SH         SOLE                130,000
MEDIFAST INC                  COM               58470H101   306       10,000     SH         SOLE                10,000
MEDIVATION INC                COM               58501N101   13,178    350,000    SH   C     SOLE                350,000
MEDIVATION INC                COM               58501N101   11,970    317,923    SH         SOLE                317,923
MERIT MED SYS INC             COM               589889104   7,504     390,000    SH         SOLE                390,000
MICROMET INC                  COM               59509C105   1,199     180,016    SH         SOLE                180,016
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100   678       20,000     SH         SOLE                20,000
MYLAN INC                     COM               628530107   1,474     80,000     SH         SOLE                80,000
OPTIMER PHARMACEUTICALS INC   COM               68401H104   3,068     272,201    SH         SOLE                272,201
PDL BIOPHARMA INC             COM               69329Y104   1,868     272,300    SH         SOLE                272,300
PENWEST PHARMACEUTICALS CO    COM               709754105   16,773    6,476,446  SH         SOLE                6,476,446
PHARMACYCLICS INC             COM               716933106   7,061     2,248,621  SH         SOLE                2,248,621
PFIZER INC                    COM               717081103   350       19,250     SH         SOLE                19,250
PHARMATHENE INC               COM               71714G102   98        50,000     SH         SOLE                50,000
PONIARD PHARMACEUTICALS INC   COM NEW           732449301   3,752     2,050,000  SH   P     SOLE                2,050,000
PROASSURANCE CORP             COM               74267C106   1,611     30,000     SH         SOLE                30,000
PSIVIDA CORP                  COM               74440J101   344       95,799     SH         SOLE                95,799
QUALITY SYS INC               COM               747582104   5,652     90,000     SH         SOLE                90,000
RAPTOR PHARMACEUTICAL CORP    COM               75382F106   229       125,000    SH         SOLE                125,000
RESPONSE GENETICS INC         COM               76123U105   503       399,599    SH         SOLE                399,599
RIGEL PHARMACEUTICALS INC     COM NEW           766559603   951       100,000    SH   C     SOLE                100,000
ROCKWELL MEDICAL TECH         COM               774374102   1,260     163,888    SH         SOLE                163,888
SALIX PHARMACEUTICALS INC     COM               795435106   9,775     385,000    SH         SOLE                385,000
SCICLONE PHARMACEUTICALS INC  COM               80862K104   117       50,000     SH         SOLE                50,000
SEQUENOM INC                  COM NEW           817337405   414       100,000    SH   P     SOLE                100,000
SEQUENOM INC                  COM NEW           817337405   414       100,000    SH   C     SOLE                100,000
SHIRE PLC                     SPONSORED ADR     82481R106   5,870     100,000    SH   P     SOLE                100,000
SHIRE PLC                     SPONSORED ADR     82481R106   1,761     30,000     SH         SOLE                30,000
SIGA TECHNOLOGIES INC         COM               826917106   362       62,490     SH         SOLE                62,490
SUPERGEN INC                  COM               868059106   1,048     400,000    SH   C     SOLE                400,000
SUPERGEN INC                  COM               868059106   1,216     464,227    SH         SOLE                464,227
TARGACEPT INC                 COM               87611R306   11,939    571,246    SH         SOLE                571,246
3SBIO INC                     SPONSORED ADR     88575Y105   6,605     482,475    SH         SOLE                482,475
UNITED THERAPEUTICS CORP DEL  COM               91307C102   12,492    237,264    SH         SOLE                237,264
UNITEDHEALTH GROUP INC        COM               91324P102   5,029     165,000    SH         SOLE                165,000
VANDA PHARMACEUTICALS INC     COM               921659108   3,769     335,000    SH         SOLE                335,000
VERTEX PHARMACEUTICALS INC    COM               92532F100   8,570     200,000    SH   C     SOLE                200,000
VICAL INC                     COM               925602104   3,790     1,152,100  SH         SOLE                1,152,100
VIVUS INC                     COM               928551100   4,720     513,000    SH         SOLE                513,000
WARNER CHILCOTT PLC IRELAND   SHS A             G94368100   3,345     117,500    SH         SOLE                117,500
WELLPOINT INC                 COM               94973V107   7,869     135,000    SH         SOLE                135,000
ZIOPHARM ONCOLOGY INC         COM               98973P101   1,036     350,000    SH         SOLE                350,000
                                                            437,816